SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Revenue recognition, Restricted cash and Loans receivable (Details) ¥ in Thousands, $ in Thousands	5 Months Ended	12 Months Ended
	Dec. 31, 2016 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Revenue recognition
Maximum principal amount					¥ 200
Net revenue	¥ 1,658	$ 646,791	¥ 4,447,018	¥ 788,144
Accounts receivable
Accounts Receivable					1,863,342	¥ 339,122
Allowance for uncollectible receivables			(17,528)	(17,528)	(81,336)	(17,528)
Account receivable, net					1,782,006	321,594
Movement of allowance for uncollectible receivables
Balance at beginning of year			17,528
Current year net provision	0		69,597	17,528
Write-off in the current year	0		(5,789)
Balance at end of period			81,336	17,528
Contract assets
Contract assets					10,918	9,251
Allowance for uncollectible Contract assets	(108)		(3,742)	(108)	(1,179)	(3,742)
Contract assets, net					9,739	5,509
Movement of allowance for uncollectible contract assets
Opening balance			3,742	108
Current year net provision	108		1,971	3,652
Write off in the current year			(4,534)	(18)
Ending balance	108		1,179	3,742
Contract liabilities					0	0
Performance obligations					774,452	160,379
Finance income, taxes excluded from revenue	136		¥ 379,762	61,744
Revenue practical expedient, use of transaction price at date when contract with variable consideration was completed		true	true
Restricted cash
Restricted cash related to deposit to the funding banks					¥ 561,652	391,748
Operating period		2 years	2 years
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2019-12-31
Movement of allowance for uncollectible contract assets
Performance obligations, expected timing of satisfaction					1 year
Loan facilitation service
Revenue recognition
Net revenue	1,618	$ 451,986	¥ 3,107,633	552,313
Accounts receivable
Accounts Receivable					¥ 1,849,796	339,122
Allowance for uncollectible receivables			(17,528)	(17,528)	(77,152)	(17,528)
Account receivable, net					1,772,644	321,594
Movement of allowance for uncollectible receivables
Balance at beginning of year			17,528
Current year net provision			64,895	17,528
Write-off in the current year			(5,271)
Balance at end of period			77,152	17,528
Contract assets
Contract assets					7,634	5,563
Allowance for uncollectible Contract assets	(106)		(1,163)	(106)	(758)	(1,163)
Contract assets, net					6,876	4,400
Movement of allowance for uncollectible contract assets
Opening balance			1,163	106
Current year net provision	106		1,053	1,075
Write off in the current year			(1,458)	(18)
Ending balance	106		758	1,163
Post-origination services
Revenue recognition
Net revenue	40	110,240	757,957	95,037
Accounts receivable
Accounts Receivable					13,546
Allowance for uncollectible receivables			(4,184)		(4,184)
Account receivable, net					9,362
Movement of allowance for uncollectible receivables
Current year net provision			4,702
Write-off in the current year			(518)
Balance at end of period			4,184
Contract assets
Contract assets					3,284	3,688
Allowance for uncollectible Contract assets	(2)		(2,579)	(2)	(421)	(2,579)
Contract assets, net					¥ 2,863	¥ 1,109
Movement of allowance for uncollectible contract assets
Opening balance			2,579	2
Current year net provision	2		918	2,577
Write off in the current year			(3,076)
Ending balance	2		421	2,579
Financing income
Revenue recognition
Net revenue		38,956	267,844	50,966
Other service fee revenues
Revenue recognition
Net revenue		$ 45,609	313,584	89,828
Service other, referral service
Revenue recognition
Net revenue	¥ 0		¥ 211,087	¥ 84,397
Minimum
Revenue recognition
Term of loan					1 month
Maximum
Revenue recognition
Term of loan					12 months